Schedule of Change in Asset Retirement Obligation (Details)	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Asset Retirement Obligation Schedule Of Change In Asset Retirement Obligation 1	1,675,877
Asset Retirement Obligation Schedule Of Change In Asset Retirement Obligation 2	51,300
Asset Retirement Obligation Schedule Of Change In Asset Retirement Obligation 3	0
Asset Retirement Obligation Schedule Of Change In Asset Retirement Obligation 4	0
Asset Retirement Obligation Schedule Of Change In Asset Retirement Obligation 5	27,627
Asset Retirement Obligation Schedule Of Change In Asset Retirement Obligation 6	139,673
Asset Retirement Obligation Schedule Of Change In Asset Retirement Obligation 7	0
Asset Retirement Obligation Schedule Of Change In Asset Retirement Obligation 8	1,484,904
Asset Retirement Obligation Schedule Of Change In Asset Retirement Obligation 9	1,703,504
Asset Retirement Obligation Schedule Of Change In Asset Retirement Obligation 10	1,675,877
Asset Retirement Obligation Schedule Of Change In Asset Retirement Obligation 1		51,300
Asset Retirement Obligation Schedule Of Change In Asset Retirement Obligation 2		0
Asset Retirement Obligation Schedule Of Change In Asset Retirement Obligation 3		0
Asset Retirement Obligation Schedule Of Change In Asset Retirement Obligation 4		48,254
Asset Retirement Obligation Schedule Of Change In Asset Retirement Obligation 5		139,673
Asset Retirement Obligation Schedule Of Change In Asset Retirement Obligation 6		3,046
Asset Retirement Obligation Schedule Of Change In Asset Retirement Obligation 7		1,484,904
Asset Retirement Obligation Schedule Of Change In Asset Retirement Obligation 8		0
Asset Retirement Obligation Schedule Of Change In Asset Retirement Obligation 9		1,675,877
Asset Retirement Obligation Schedule Of Change In Asset Retirement Obligation 10		51,300